Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2017
Asset Retirement Obligation [Abstract]
Asset retirement obligations

The results of the reviews (identified as Revisions in estimated cash outflows) and other changes in asset retirement obligations during 2017 and 2016, were as follows:

	2017	2016
(Dollars in millions)
Balance at beginning of year	$266	$243
Additional liabilities accrued	1	1
Revisions in estimated cash outflows	(1)	7
Acquisition of assets	1	–
Disposition of assets	(1)	(1)
Accretion expense	17	16
Balance at end of year	$283	$266